INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The net assets of the DC Master Trust and the Plan's interest in the DC Master Trust were as follows ($ in thousands):

	As of December 31, 2025
	Master Trust Balances	Plan's Interest in Master Trust Balances
Assets:
At fair value:
Short-term investment funds	$21,639	$20,472
HII common stock	274,356	269,049
Collective trust funds	5,820,851	5,376,784
Schwab Personal Choice Retirement Account	451,237	451,237
Total investments at fair value	6,568,083	6,117,542

At contract value:
Synthetic guaranteed investment contracts	671,822	635,066
Total investments at contract value	671,822	635,066

Receivables:
Pending receivable	40,687	40,687
Accrued balance	421	—
	41,108	40,687

Total assets	7,281,013	6,793,295

Liabilities:
Accrued expenses	749	749

Total liabilities	749	749

Net assets	$7,280,264	$6,792,546

	As of December 31, 2024
	Master Trust Balances	Plan's Interest in Master Trust Balances
Assets:
At fair value:
Short-term investment funds	$21,658	$20,451
HII common stock	181,010	176,610
Collective trust funds	5,040,576	4,558,557
Schwab Personal Choice Retirement Account	401,646	401,646
Total investments at fair value	5,644,890	5,157,264

At contract value:
Synthetic guaranteed investment contracts	687,944	649,062
Total investments at contract value	687,944	649,062

Receivables:
Pending receivable	37,618	37,618
Accrued balance	382	—
	38,000	37,618

Total assets	6,370,834	5,843,944

Liabilities:
Accrued expenses	497	463

Total liabilities	497	463

Net assets	$6,370,337	$5,843,481
Investment income (loss) for the DC Master Trust for the year ended December 31, 2025, was as follows ($ in thousands):

Investment income:

Net appreciation in fair value of investments	$1,086,929
Dividends	13,646
Interest	24,075
Administrative and investment expenses	(8,819)

Total investment income	$1,115,831
Investments held in the Stable Value Fund as of December 31, 2025 and 2024, were as follows ($ in thousands):

	2025	2024
Synthetic guaranteed investment contracts - at contract value	$671,822	$687,944
Short-term investment fund - at fair value	21,173	21,124

Total	$692,995	$709,068